Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net earnings	$ 386.2	$ 329.2	$ 101.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, including acquisition of non-controlling interest	(33.9)	(92.1)	(71.7)
Cash flow hedges	10.4	(8.1)	3.4
Defined benefit pension plans	0.9	11.2	(29.0)
Other comprehensive income (loss)	(22.6)	(89.0)	(97.3)
Comprehensive income	363.6	240.2	3.9
Less: comprehensive (income) attributable to noncontrolling interest	(0.3)	(3.6)	(3.0)
Comprehensive income attributable to Leggett & Platt, Inc.	$ 363.3	$ 236.6	$ 0.9